BALANCE SHEET	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AED (د.إ)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Aug. 20, 2020 USD ($)	Aug. 19, 2020 USD ($)
ASSETS
Cash	$ 1,190,307				$ 1,906,348
Prepaid expenses	108,370				237,088
Total current assets	1,298,677				2,143,436
Investments held in trust account					232,301,973
Total assets	233,615,163				234,445,409
Current liabilities:
Accrued Offering Costs, Current	10,550				49,934
Total current liabilities	355,612				49,934
Long term liabilities:
Derivative warrant liabilities	30,174,000				33,660,000
Deferred underwriting fee payable					8,050,000
Total liabilities	38,579,612				41,759,934
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 23,000,000 shares at $10.10 redemption value as of September 30, 2021 and December 31, 2020	232,300,000				232,300,000
Shareholders' Deficit:
Preference shares, $0.0001 par value
Accumulated deficit	(37,265,024)				(39,615,100)
Total shareholders' deficit	(37,264,449)	$ (35,338,041)	$ (30,904,856)		(39,614,525)	$ 17,779	$ 0	$ 0
Total Liabilities and Shareholders' Deficit	233,615,163				234,445,409
Class A ordinary shares
Long term liabilities:
Class A ordinary shares subject to possible redemption, 23,000,000 shares at $10.10 redemption value as of September 30, 2021 and December 31, 2020		$ 4,000,000.0		د.إ 3,600,000
Class B ordinary shares
Shareholders' Deficit:
Ordinary share	$ 575				$ 575